Intangible Assets - Net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets - Net

Note 11 - Intangible Assets – Net

As of December 31, 2023 and 2022, the intangible assets of defined useful lives were comprised as follows:

	December 31, 2023		December 31, 2022
Initial balance	Ps.	8,241	Ps.	7,831
Additions		1,185		2,805
Amortization		(2,655)		(2,395)
Final balance	Ps.	6,771	Ps.	8,241
Cost		19,872		18,687
Accumulated amortization		(13,101)		(10,446)
Final balance	Ps.	6,771	Ps.	8,241

For the years ended December 31, 2023, 2022 and 2021 the amortization, which was recognized in the statement of profit or loss, amounted to Ps.2,655, Ps.2,395 and Ps.1,967, respectively.